Quarterly Holdings Report
for
Fidelity Freedom® Blend 2045 Fund
June 30, 2026
FBF-Y45-NPRT1-0826
1.9892477.107
Bond Funds - 5.9%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	246,195	1,885,855
Fidelity Series Corporate Bond Fund (b)	162	1,516
Fidelity Series Emerging Markets Debt Fund (b)	2,780,491	24,106,861
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	628,396	6,064,024
Fidelity Series Floating Rate High Income Fund (b)	435,516	3,775,923
Fidelity Series Government Bond Index Fund (b)	334	3,034
Fidelity Series High Income Fund (b)	2,628,417	23,498,048
Fidelity Series International Developed Markets Bond Index Fund (b)	8,170,713	69,777,893
Fidelity Series Investment Grade Bond Fund (b)	301	3,033
Fidelity Series Investment Grade Securitized Fund (b)	167	1,516
Fidelity Series Long-Term Treasury Bond Index Fund (b)	29,222,142	155,754,015
Fidelity Series Real Estate Income Fund (b)	378,094	3,826,307
TOTAL BOND FUNDS (Cost $295,114,959)		288,698,025

Domestic Equity Funds - 53.7%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	22,787,434	620,729,690
Fidelity Series Commodity Strategy Fund (b)	91,412	9,800,248
Fidelity Series Large Cap Growth Index Fund (b)	12,681,623	396,681,153
Fidelity Series Large Cap Stock Fund (b)	13,842,551	408,632,104
Fidelity Series Large Cap Value Index Fund (b)	34,626,911	733,397,968
Fidelity Series Small Cap Core Fund (b)	7,239,262	117,565,621
Fidelity Series Small Cap Opportunities Fund (b)	3,854,743	77,904,364
Fidelity Series Value Discovery Fund (b)	14,099,764	263,101,590
TOTAL DOMESTIC EQUITY FUNDS (Cost $1,763,989,110)		2,627,812,738

International Equity Funds - 40.0%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	6,632,719	138,756,480
Fidelity Series Canada Index Fund (b)	4,870,703	48,707,033
Fidelity Series Emerging Markets Fund (b)	8,720,872	133,080,506
Fidelity Series Emerging Markets Opportunities Fund (b)	16,710,264	537,067,886
Fidelity Series International Growth Fund (b)	14,609,880	315,135,117
Fidelity Series International Index Fund (b)	7,236,041	120,335,364
Fidelity Series International Small Cap Fund (b)	2,020,336	38,204,557
Fidelity Series International Value Fund (b)	18,516,909	309,973,057
Fidelity Series Overseas Fund (b)	19,309,152	312,615,173
Fidelity Series Select International Small Cap Fund (b)	247,098	3,822,609
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $1,383,658,369)		1,957,697,782

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/16/2026 (d)	3.65	200,000	199,700
US Treasury Bills 0% 7/2/2026 (d)	3.63	2,510,000	2,509,749
US Treasury Bills 0% 7/23/2026 (d)	3.63	3,020,000	3,013,379
US Treasury Bills 0% 7/30/2026 (d)	3.62	2,890,000	2,881,631
US Treasury Bills 0% 7/9/2026 (d)	3.63	1,420,000	1,418,852
US Treasury Bills 0% 8/13/2026 (d)	3.63	700,000	696,949
US Treasury Bills 0% 8/27/2026 (d)	3.62 to 3.63	1,340,000	1,332,211
US Treasury Bills 0% 8/6/2026 (d)	3.63	390,000	388,590
US Treasury Bills 0% 9/10/2026 (d)	3.64 to 3.67	1,340,000	1,330,367
US Treasury Bills 0% 9/17/2026 (d)	3.66 to 3.70	240,000	238,104
US Treasury Bills 0% 9/24/2026 (d)	3.70 to 3.72	600,000	594,820
US Treasury Bills 0% 9/3/2026 (d)	3.65 to 3.66	120,000	119,220
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,723,840)			14,723,572

Money Market Funds - 0.1%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e) (Cost $6,818,745)	3.69	6,817,382	6,818,745

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $3,464,305,023)	4,895,750,862
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,349,072)
NET ASSETS - 100.0%	4,893,401,790

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value and Unrealized Appreciation/ (Depreciation) ($)
LONG
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	1,169	9/2026	131,256,781	864,617
CBOT US Treasury Long Bond Contracts (United States)	892	9/2026	100,851,750	2,318,728
ICE MSCI EAFE Index Contracts (United States)	232	9/2026	36,485,480	(78,292)
ICE MSCI Emerging Markets Index Contracts (United States)	445	9/2026	39,099,925	28,154
TOTAL LONG				3,133,207
SHORT
CME E-Mini Russell 2000 Index Contracts (United States)	(214)	9/2026	(32,587,920)	(1,038,600)
CME E-Mini S&P 500 Index Contracts (United States)	(105)	9/2026	(39,628,313)	(470,423)
TOTAL SHORT				(1,509,023)
TOTAL FUTURES CONTRACTS				1,624,184

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $14,723,572.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	8,039,696	29,133,787	30,354,738	45,924	-	-	6,818,745	6,817,382	0.0%
Total	8,039,696	29,133,787	30,354,738	45,924	-	-	6,818,745

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,799,608	95,216	27,925	950	122	18,834	1,885,855	246,195
Fidelity Series Blue Chip Growth Fund	528,562,931	26,201,614	73,945,442	-	9,258,857	130,651,730	620,729,690	22,787,434
Fidelity Series Canada Fund	166,003,211	14,244,168	45,627,083	-	1,793,654	2,342,530	138,756,480	6,632,719
Fidelity Series Canada Index Fund	-	48,707,033	-	-	-	-	48,707,033	4,870,703
Fidelity Series Commodity Strategy Fund	28,190,010	1,759,523	19,553,257	-	2,648,760	(3,244,788)	9,800,248	91,412
Fidelity Series Corporate Bond Fund	-	1,540	20	-	-	(4)	1,516	162
Fidelity Series Emerging Markets Debt Fund	21,062,838	2,527,439	248,591	322,641	588	764,587	24,106,861	2,780,491
Fidelity Series Emerging Markets Debt Local Currency Fund	5,705,345	218,418	61,949	-	(418)	202,628	6,064,024	628,396
Fidelity Series Emerging Markets Fund	108,328,052	6,008,617	3,905,120	-	273,306	22,375,651	133,080,506	8,720,872
Fidelity Series Emerging Markets Opportunities Fund	428,925,739	17,348,640	10,698,539	-	525,311	100,966,735	537,067,886	16,710,264
Fidelity Series Floating Rate High Income Fund	3,595,507	223,604	46,547	66,489	(245)	3,604	3,775,923	435,516
Fidelity Series Government Bond Index Fund	-	3,081	41	-	-	(6)	3,034	334
Fidelity Series Government Money Market Fund	-	3,143,684	3,143,684	6,344	-	-	-	-
Fidelity Series High Income Fund	20,833,378	2,579,343	243,939	356,515	260	329,006	23,498,048	2,628,417
Fidelity Series International Developed Markets Bond Index Fund	48,081,907	21,641,987	555,679	403,048	(14,293)	623,971	69,777,893	8,170,713
Fidelity Series International Growth Fund	273,758,201	10,835,020	11,125,243	-	111,966	41,555,173	315,135,117	14,609,880
Fidelity Series International Index Fund	105,730,027	6,244,360	1,180,436	-	(45,508)	9,586,921	120,335,364	7,236,041
Fidelity Series International Small Cap Fund	39,818,121	174,658	5,061,220	-	565,464	2,707,534	38,204,557	2,020,336
Fidelity Series International Value Fund	275,171,742	21,477,671	3,044,635	-	(59,173)	16,427,452	309,973,057	18,516,909
Fidelity Series Investment Grade Bond Fund	-	3,081	41	-	-	(7)	3,033	301
Fidelity Series Investment Grade Securitized Fund	-	1,540	20	-	-	(4)	1,516	167
Fidelity Series Large Cap Growth Index Fund	336,946,628	29,532,848	24,235,279	1,525,718	671,875	53,765,081	396,681,153	12,681,623
Fidelity Series Large Cap Stock Fund	330,048,495	41,150,705	3,676,266	-	2,490	41,106,680	408,632,104	13,842,551
Fidelity Series Large Cap Value Index Fund	624,605,134	42,976,096	21,979,430	-	352,575	87,443,593	733,397,968	34,626,911
Fidelity Series Long-Term Treasury Bond Index Fund	114,465,588	44,051,592	2,912,290	1,244,576	(26,521)	175,646	155,754,015	29,222,142
Fidelity Series Overseas Fund	274,484,718	12,673,815	5,912,254	-	140,576	31,228,318	312,615,173	19,309,152
Fidelity Series Real Estate Income Fund	3,642,081	191,003	46,542	33,894	41	39,724	3,826,307	378,094
Fidelity Series Select International Small Cap Fund	3,317,583	223,340	11,850	-	(152)	293,688	3,822,609	247,098
Fidelity Series Small Cap Core Fund	124,625,959	4,305,968	32,144,059	4,305,968	6,354,610	14,423,143	117,565,621	7,239,262
Fidelity Series Small Cap Opportunities Fund	61,760,216	4,834,995	688,820	-	126,938	11,871,035	77,904,364	3,854,743
Fidelity Series Treasury Bill Index Fund	-	12,662,437	12,662,437	25,492	-	-	-	-
Fidelity Series Value Discovery Fund	223,227,436	20,837,031	5,854,145	-	129,134	24,762,134	263,101,590	14,099,764
	4,152,690,455	396,880,067	288,592,783	8,291,635	22,810,217	590,420,589	4,874,208,545

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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